Other related party transactions	12 Months Ended
Dec. 31, 2021
Other related party transactions
Other Related Party Transactions

25. Other related party transactions

One of the members of NXT’s Board of Directors is a partner in a law firm which provides legal advice to NXT. Accounts payable and accrued liabilities includes a total of $16,000 ($1,570 as at December 31, 2020) payable to this law firm.

Accounts payable and accrued liabilities includes $11,467 ($NIL as at December 31, 2020) related to reimbursement of expenses owing to an executive officer.

A company owned by a family member of an executive officer was contracted to provide presentation design services to the Company.

The Geothermal Right was acquired from the Company’s CEO on April 18, 2021. As discussed in Note 9, the Company acquired the Geothermal Right from its Chairman, President and Chief Executive Officer, Mr. Liszicasz.

	For the years ended December 31,
	2021	2020	2019
Legal Fees	$85,815	$224,479	$276,261
Design Services	4,013	-	-